Valuation results and net trading income	12 Months Ended
Dec. 31, 2023
Valuation results and net trading income [Abstract]
Valuation results and net trading income	22 Valuation results and net trading income

Valuation results and net trading income
in EUR million	2023	2022	2021
Securities trading results	873	-356	787
Derivatives trading results	116	11	-554
Other trading results	273	71	84
Change in fair value of derivatives relating to
– fair value hedges	1,606	-5,928	-1,317
– cash flow hedges (ineffective portion)	48	20	1
– other non-trading derivatives	-4,071	12,358	1,179
Change in fair value of assets and liabilities (hedged items)	-1,679	5,563	1,330
Valuation results on assets and liabilities designated at FVPL (excluding trading)	-128	439	-13
Foreign exchange transactions results	1,230	38	567
	-1,732	12,214	2,065
In general, the fair value movements are influenced by changes in the market conditions, such as stock prices, credit spreads, interest rates and currency exchange rates. In 2023, the financial markets were characterised by elevated levels of volatility. In the first quarter of the year, the markets worldwide were shaken by the demise of SVB bank and the stress surrounding Credit Suisse, fuelling uncertainty around possible additional defaults. Furthermore, the ongoing interest rate hikes by the central banks in Europe and the US led to a fast increase in rates worldwide. Toward the end of the year, the probability increased for interest rates going down, which has been reflected in the forward interest rates. In 2022, the market was affected by a significant increase in interest rates volatility, interest-rate hikes across EU and US, and a steady fall of the EUR value and appreciation of USD, while in 2021 the market recovered from the Covid-19 pandemic, stabilised and returned to pre-pandemic levels. This resulted in a negative EU IAS39 carve out adjustment of EUR -4,642 million in 2023 compared to a positive adjustment in 2022 (EUR 10,713 million)
and in 2021 (EUR 1,218 million) which was the result of sharply increased interest rates.
Securities trading results includes the results of market making in instruments such as government securities, equity securities, corporate debt securities, money-market instruments. Derivatives trading results includes the results of derivatives such as interest rate swaps, options, futures, and forward contracts. Trading gains and losses relating to trading securities still held as at 31 December 2023 amount to EUR 160 million (2022: EUR -157 million; 2021: EUR -268 million). The majority of the risks involved in security and currency trading are economically hedged with derivatives. The securities trading results are partly offset by results on these derivatives. The result of these derivatives is included in Derivatives trading results.
Other trading results include the results of trading loans and funds entrusted.
Foreign exchange transactions results include gains and losses from spot and forward contracts, options, futures, and translated foreign currency assets and liabilities. The result on currency trading is included in foreign exchange transactions results.
Net trading income relates to trading assets and trading liabilities which include assets and liabilities that are classified under IFRS as Trading but are closely related to servicing the needs of the clients of ING. ING offers products that are traded on the financial markets to institutional clients, corporate clients, and governments. ING’s trading books are managed based on internal limits and comprise a mix of products with results which could be offset. A significant part of the derivatives in the trading portfolio are related to servicing corporate clients in their risk management to hedge for example currency or interest rate exposures. From a risk perspective, the gross amount of trading assets must be considered together with the gross amount of trading liabilities, which are presented separately on the statement of financial position. However, IFRS does not always allow netting of these positions in the statement of financial position. Reference is made to Note 4 'Financial assets at fair value through profit or loss' and Note 14
'Financial liabilities at fair value through profit or loss' for information on trading assets and trading liabilities respectively.
‘Valuation results and net trading income’ include the fair value movements on derivatives (used for both hedge accounting and economically hedging exposures) as well as the changes in the fair value of assets and liabilities included in hedging relationships as hedged items. During 2023, the interest-rate movements significantly affected the fair value changes of other non-trading derivatives as well as the fair value changes of both the derivatives and the hedged items designated in fair value hedges. Reference is made to
Note 36 'Derivatives and hedge accounting' for information on derivatives used for hedge accounting.
Furthermore, derivatives trading results is also impacted by fair value movements arising from changes in credit spreads (CVA and DVA), bid offer spreads, model risk and incremental cost of funding on derivatives
(FVA and CollVA). Refer to Note 35 'Fair value of assets and liabilities' for information on these valuation adjustments.
Valuation results on assets and liabilities designated at fair value through profit or loss (excluding trading)’
include fair value changes on financial assets and financial liabilities driven by changed market conditions.
Refer to Note 4 'Financial assets at fair value through profit or loss' and to Note 14 'Financial liabilities at fair value through profit or loss'.
In addition, ‘Valuation results on assets and liabilities designated at fair value through profit or loss
(excluding trading)’ include fair value adjustments on own issued notes amounting to EUR -230 million
(2022: EUR 745 million; 2021: EUR 65 million).